EMPLOYEE BENEFITS - Post-employment benefit expense (Details) - Post-Employment benefits - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Defined contribution plan	$ 116,145	$ 108,059
Defined benefit plan	42,907	44,426
Total	$ 159,052	$ 152,485